Revision of Prior Period Financial Statements	12 Months Ended
Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
Revision of Prior Period Financial Statements

23. Revision of Prior Period Financial Statements

During the audit for the year ended December 31, 2020 an error was discovered relating to share issuances resulting from an anti-dilution agreement. The share issuances for the three months ended March 31, 2020 were 2,000,000 and 458,834 shares of common stock respectively. The anti-dilution agreement relating to a 2017 share subscription payable agreement was triggered in March 2019 upon the Company’s stock split. Please refer to note 9.

We revised certain prior period financial statements for an immaterial error related to the recognition of the deemed dividend related to down-round features along with the associated shares issuance and professional fees (Note 1). A summary of revisions to our previously reported financial statements presented herein for comparative purposes.

The cumulative effect of the adjustments on all prior periods to Shareholders’ Equity as of June 30, 2019, September 30, 2019, December 30, 2019 and March 31, 2020 reflected below:

	Common Stock		Additional Paid-in Capital	Share Subscriptions Receivable	Share Subscription Payable	Accumulated Deficit	Cumulative translation adjustment	Total Stockholders’ Equity (Deficit)
	Shares	Amount
Balance at June 30, 2019	28,177,966	$2,817	$8,309,293	$(1,577)	$1,853,819	$(10,482,521)	$(23,624)	$(341,792)
Revision	12,719,566	$1,273	$182,509	-	$781,298	$(965,079)	-	-
Balance at June 30, 2019, as revised	40,897,532	$4,090	$8,491,802	$(1,577)	$2,635,117	$(11,447,600)	$(23,624)	$(341,792)

Balance at September, 2019	38,506,721	$3,850	$8,230,982	$(1,577)	$1,606,097	$(10,212,150)	$(46,116)	$(418,915)
Revision	1,400,069	$141	$183,641	-	$781,298	$(965,079)	-	-
Balance at September 30, 2019, as revised	39,906,790	$3,991	$8,414,623	$(1,577)	$2,387,395	$(11,177,230)	$(46,116)	$(418,915)

Balance at December 31, 2019	41,906,790	$4,191	$8,381,231	$(1,577)	$1,511,080	$(10,768,906)	$(8,580)	$(882,561)
Revision	-	-	$261,192	-	$648,315	$(909,507)	-	-
Balance at December 31, 2019, as revised	41,906,790	$4,191	$8,642,423	$(1,577)	$2,159,395	$(11,678,413)	$(8,580)	$(882,561)
				-
Balance at March 31, 2020	46,547,749	$4,655	$9,060,739	$(1,577)	$1,178,608	$(10,961,172)	$(8,580)	$(727,327)
Revision	2,458,834	$246	$731,946	-	$137,315	$(869,507)	-	-
Balance at March 31, 2020, as revised	49,006,583	$4,901	$9,792,685	$(1,577)	$1,315,923	$(11,830,679)	$(8,580)	$(727,327)

The Consolidated Statements of Operations and Comprehensive Loss has been revised to reflect the correction for the year ended December 31, 2019 and three months ended March 31, 2020 as follows:

	For the Year Ended December 31, 2019
	As previously reported	Revision	As Revised
Professional Fees	$570,852	$(55,573)	$515,279
Total Operating Expenses	$831,971	$(55,573)	$776,398
Loss from Operations	$(593,424)	$(55,573)	$(537,851)
Net Loss	$(414,607)	$(55,573)	$(359,034)
Comprehensive Loss	$(419,574)	$(55,573)	$(364,001)
Loss per Share–Basic and Diluted	$(0.01)	-	$(0.01)

	For the Three Months Ended March 31, 2020
	As previously reported	Revision	As Revised
Professional Fees	$149,465	$(40,000)	$109,465
Total Operating Expenses	$178,471	$(40,000)	$138,471
Loss from Operations	$(164,455)	$40,000	$(124,455)
Net Loss	$(192,266)	$40,000	$(152,266)
Comprehensive Loss	$(192,266)	$40,000	$(152,266)
Loss per Share–Basic and Diluted	$(0.00)	-	$(0.00)